DEBT (Restated) - Convertible Bonds Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 31, 2012	Dec. 31, 2015	Dec. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Book value of vessels secured against long-term loans		$ 2,543,012		$ 1,997,657
Declared dividend per share (in dollars per share)		$ 1.40		$ 1.80
Minimum percentage for conversion		90.00%
Number of shares issuable if bonds are converted		5,456,132
Convertible bonds | Equity Method Investments
Debt Instrument [Line Items]
Book value of vessels secured against long-term loans		$ 13,000
Convertible debt | Convertible bonds
Debt Instrument [Line Items]
Proceeds from issuance of convertible bonds	$ 250,000
Convertible debt	221,900
Carrying amount of equity component	$ 25,000
Percentage of principal amount convertible	100.00%
Coupon rate	3.75%
Debt instrument conversion price (in dollars per share)	$ 55	$ 45.82	$ 48.40